Commitment and Contingencies (Tables)	12 Months Ended
Dec. 31, 2024
Commitments and Contingencies Disclosure [Abstract]
Schedule of commitment for minimum lease payments

The Group’s commitment for minimum lease payments under the operating lease that is within twelve months as of December 31, 2024 as follow:

Twelve months ending December 31,	Minimum lease payment
2025	121,828
2026-2027	-
Total future lease payment	121,828
Amount representing interest	(421)
Present value of operating lease liabilities	121,407
Less: current portion	(121,407)
Long-term portion	0

Schedule of other supplemental information

The following summarizes other supplemental information about the Group’s operating lease as of December 31, 2024:

Weighted average discount rate	1.79%
Weighted average remaining lease term (years)	0.3 years